Loans and borrowings	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Loans and borrowings	Loans and borrowings
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2023	December 31, 2022
	€m	€m
Current liabilities
Syndicated loans	6.5	6.7
Lease liabilities	21.4	22.3
Less capitalized debt discounts and borrowing costs to be amortized within 1 year	(6.5)	(6.4)
Total due in less than one year	21.4	22.6
Non-current liabilities
Syndicated loans	1,287.6	1,333.5
2028 fixed rate senior secured notes	800.0	800.0
Lease liabilities	57.4	44.3
Less capitalized debt discounts and borrowing costs to be amortized in 2-5 years	(26.6)	(25.4)
Less capitalized debt discounts and borrowing costs to be amortized in more than 5 years	(4.7)	(10.1)
Total due after more than one year	2,113.7	2,142.3
Total borrowings	2,135.1	2,164.9
Syndicated loans includes the Senior U.S. Dollar debt of $700.0 million (€656.7 million) (the “Senior USD Loan”) and Senior EUR debt of €130.0 million (a "Senior EUR Loan") both repayable in November 2029, as well as the Senior EUR debt of €553.2 million (a "Senior EUR Loan") repayable in June 2028. The Senior USD Loan includes an annual amortization repayment, equivalent to 1.0% of the original issuance value or $7.0 million (€6.3 million) in October each year beginning in 2023 until maturity. The Senior EUR Loans are repayable only upon maturity. As required under the Senior Facilities Agreement, the Company is also required to undertake an annual excess cash flow calculation whereby additional principal could be repaid.
On June 24, 2021, the Company through its indirect, wholly-owned subsidiary, Nomad Foods Bondco Plc, repaid the €400.0 million 3.25% senior secured notes due 2024 and completed a private offering of €750.0 million aggregate principal amount of 2.5% senior secured notes due June 24, 2028. In addition, on July 9, 2021 the Company announced that Nomad Foods Bondco Plc completed a further private offering of €50.0 million aggregate principal amount of additional 2.5% senior secured notes due 2028, representing a tack-on to the €750.0 million aggregate principal amount of senior secured notes due 2028 issued on June 24, 2021, and issued at a price of €100.75 (together the “Notes”).
Interest on the Notes accrue from June 24, 2021 (being the original date of issuance) and are payable semi-annually in arrears on January 15 and July 15, commencing on January 15, 2022. The Notes are guaranteed on a senior basis by the Company and certain subsidiaries thereof. This transaction was accounted for as an extinguishment of the existing Notes and previously capitalized eligible transaction costs were written-off to the Statement of Comprehensive Income, as disclosed in Note 10. Eligible transaction costs on the new Notes of €4.0 million were capitalized and will be amortized over the life of the debt.
On June 24, 2021, the Company amended and restated the Senior Facilities Agreement to refinance its existing €553.2 million senior secured term loan facility originally due in May 2024, through a new 7-year term facility due June 2028 (the "Senior EUR Loan"), paying interest at a rate equal to EURIBOR with a zero floor plus a margin of 2.5%. This transaction was accounted for as an extinguishment of the existing debt and previously capitalized eligible transaction costs were written-off to the Statement of Comprehensive Income, as disclosed in Note 10. On the new Senior EUR Loan, eligible transaction costs of €3.8 million were capitalized and will be amortized over the life of the debt.
Under the refinancing, the existing revolving credit facility of €80.0 million due 2023, was also replaced with a new €175.0 million facility (the "Revolving Credit Facility") available until June 2026 with an applicable margin of 2.25% per annum that may be adjusted subject to a leverage ratchet. The Revolving Credit Facility may be utilized to support working capital requirements, including letters of credit and bank guarantees. The structure of the Revolving Credit Facility includes a pricing structure linked to environmental impact metrics during the life of the facility, this covers areas of sourcing, packaging and carbon emissions.
Charges of €17.9 million were recognized as a consequence of the refinancing activities in 2021. Of this, €10.1 million relates to the extinguishment of the previous debts, including the write-off of deferred transaction costs.
On November 8, 2022, the Company amended and restated the Senior Facilities Agreement to issue both a $700.0 million (€700.6 million) term loan bearing interest at a rate per annum equal to the term SOFR rate plus 3.75% with a 0.5% floor and a €130.0 million term loan bearing interest at a rate per annum equal to EURIBOR plus 3.5% with a zero floor, both due November 10, 2029. The net proceeds from these loans were used to repay and extinguish the Company's existing Senior Secured U.S. Dollar term loan due in 2024 in full, and for transaction expenses and general corporate purposes. The new term loans were issued at a discount of €31.3 million, which together with eligible transaction costs of €5.1 million have been capitalized and will be amortized over the life of the debt. On November 10, the Company closed out its existing cross currency interest rate swaps and has entered into a number of new 5-year cross-currency and interest rate swaps for the new Term Loans, as detailed in Note 32.
A net income of €2.3 million has been recognized as a consequence of the refinancing activities in 2022 as detailed in Note 10.
On September 22, 2023 the Company completed a repricing of its $693.0 million term loan due 2029 which reduced the interest rate from SOFR plus 3.75% to SOFR plus 3.0%. There are no changes to the maturity of the Term Loan as a result of this repricing. The repricing represents a modification of a financial liability, such that a modification gain of €17.2 million has been recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. Eligible transaction costs associated with the modification of €2.4 million have been added to the loan carrying amount and amortized over the remaining loan term. The carrying amount of the loan is revised to reflect the new cash outflows at the date of modification.
In addition to the Revolving Credit Facility, the Company also has an aggregate of €12.3 million (December 31, 2022: nil) available through other revolving credit facilities. As at December 31, 2023 €2.7 million (December 31, 2022: €1.8 million) of the revolving credit facilities have been utilized for issuance of letters of credit and bank guarantees.
Guarantees and secured assets
The senior loans, Senior Secured Notes and any drawn balances of the Revolving Credit Facility are secured with equal ranking against assets of the Company and specified subsidiaries.
The Senior Facility Agreement that governs the Company’s Senior debt, establishes security over the assets of the “Guarantor Group”. The Guarantor Group consists of those companies that individually have more than 5% of consolidated total assets or EBITDA (subject to the terms of the Senior Facilities Agreement) of the Company and in total comprise more than 80% of consolidated total assets or EBITDA at any testing date.
The Senior Facilities Agreement includes an excess cash flow calculation whereupon an amount of principal shall be repaid based upon terms including cash generated during the year and leverage. In 2023 the amount repaid was nil relating to the calculation performed at the end of 2022. Based on the calculation performed for December 31, 2023, there will be no excess cash flow repayment in 2024.
In connection with its pension scheme, Findus Sverige AB, a 100% owned subsidiary, is required to obtain credit insurance with PRI Pensionsgaranti (“PRI”), a credit insurance company that provides insurance annually against the risk of a sponsoring company’s insolvency. In connection with such credit insurance, as at December 31, 2023 Findus Sverige AB has granted floating charges over certain assets in favor of PRI in an amount of SEK 300 million (€27.0 million) (December 31, 2022: €27.0 million) and Nomad Foods Limited has issued a parent guarantee to PRI which will not exceed SEK 640 million (€57.6 million) (December 31, 2022: SEK 640 million (€57.5 million))